Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
(15)	Accumulated Other Comprehensive Income

The following is a summary of the accumulated other comprehensive income (loss) balances, net of tax:

	December 31, 2024
(dollars in thousands)	Balance at 12/31/2023	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2024	Balance at 12/31/2024

Net unrealized holding gain (loss) on securities available for sale, net of tax	$(23,899)	$2,186	$-	$2,186	$(21,713)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	13,476	7,790	-	7,790	21,266
Net change in net actuarial gain and prior service cost on pension and pension and postretirement benefit plans, net of tax	(2,814)	-	(600)	(600)	(3,414)

Accumulated other comprehensive (loss) income, net of tax	$(13,237)	$9,976	$(600)	$9,376	$(3,861)

	December 31, 2023
(dollars in thousands)	Balance at 12/31/2022	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2023	Balance at 12/31/2023

Net unrealized holding gain on securities available for sale, net of tax	$(32,271)	$8,372	$-	$8,372	$(23,899)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	7,588	5,888	-	5,888	13,476
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(2,511)	-	(303)	(303)	(2,814)

Accumulated other comprehensive income (loss), net of tax	$(27,194)	$14,260	$(303)	$13,957	$(13,237)

	December 31, 2022
(dollars in thousands)	Balance at 12/31/2021	Other Comprehensive Income (loss)- Before Reclassifications	Amount reclassified from Accumulated Other Comprehensive Income	Other Comprehensive Income (loss)- year ended 12/31/2022	Balance at 12/31/2022

Net unrealized holding (loss) gain on securities available for sale, net of tax	$(26)	$(32,245)	$-	$(32,245)	$(32,271)
Net change in overfunded position in pension and postretirement plans arising during the year, net of tax	13,706	(6,118)	-	(6,118)	7,588
Net change in net actuarial gain and prior service credit on pension and pension and postretirement benefit plans, net of tax	(1,533)	-	(978)	(978)	(2,511)

Accumulated other comprehensive income, net of tax	$12,147	$(38,363)	$(978)	$(39,341)	$(27,194)

The following represents the reclassifications out of accumulated other comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022:

(dollars in thousands)	Years ended December 31,
	2024	2023	2022	Affected Line Item in Financial Statements
Amortization of pension and postretirement benefit items:
Amortization of net actuarial gain	824	423	1,008	Salaries and employee benefits
Amortization of prior service (cost) credit	(13)	(13)	313	Salaries and employee benefits
Income tax benefit	(211)	(107)	(343)	Income taxes
Net of tax	600	303	978

Total reclassifications, net of tax	$600	$303	$978